Document and Entity Information	Oct. 20, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001839839
Document Type	8-K
Document Period End Date	Oct. 20, 2021
Entity Registrant Name	Janus International Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40456
Entity Tax Identification Number	86-1476200
Entity Address, Address Line One	135 Janus International Blvd.
Entity Address, City or Town	Temple
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30179
City Area Code	(866)
Local Phone Number	562-2580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	JBI
Security Exchange Name	NYSE
Warrants Each To Purchase One Share Of Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each to purchase one share of Common Stock
Trading Symbol	JBI WS
Security Exchange Name	NYSE